Schedule of Investments August 31, 2019 (unaudited)

Tortoise MLP & Pipeline Fund

	Shares	Fair Value
Common Stock - 76.1% (1)
Canadian Crude Oil Pipelines - 12.9% (1)
Enbridge Inc.	5,660,778	$189,409,632
Inter Pipeline Ltd.	7,183,374	130,999,189
Pembina Pipeline Corporation	5,238,930	191,787,178
		512,195,999
Canadian Natural Gas/Natural Gas Liquids Pipelines - 9.8% (1)
Keyera Corp.	4,710,981	113,687,712
TC Energy Corporation	5,399,999	276,695,948
		390,383,660
Monaco Marine Transportation - 0.2% (1)
GasLog Partners LP	445,939	8,450,544
United States Crude Oil Pipelines - 5.8% (1)
Plains GP Holdings, L.P. (2)	8,362,756	183,311,612
SemGroup Corporation (2)	5,172,124	45,721,576
		229,033,188
United States Natural Gas Gathering/Processing - 18.6% (1)
Antero Midstream Corporation	9,590,575	68,188,988
EnLink Midstream, LLC	6,409,791	50,893,741
Rattler Midstream LP	2,122,001	38,853,838
Targa Resources Corp.	6,500,138	234,784,985
The Williams Companies, Inc.	14,662,697	346,039,649
		738,761,201
United States Natural Gas/Natural Gas Liquids Pipelines - 28.8% (1)
Altus Midstream Company (3)	3,195,575	7,381,778
Cheniere Energy, Inc. (3)	4,925,158	294,081,184
Equitrans Midstream Corporation	7,149,722	96,449,750
Kinder Morgan, Inc.	16,228,056	328,942,695
ONEOK, Inc.	4,828,306	344,161,652
Tallgrass Energy LP	3,798,635	74,377,273
		1,145,394,332
Total Common Stock
(Cost $3,111,571,016)		3,024,218,924

Master Limited Partnerships - 22.8% (1)
United States Crude Oil Pipelines - 3.4% (1)
BP Midstream Partners LP	1,342,156	19,944,438
PBF Logistics LP	790,574	16,443,939
Shell Midstream Partners, L.P.	5,121,444	98,382,940
		134,771,317
United States Natural Gas Gathering/Processing - 1.9% (1)
CNX Midstream Partners LP	593,902	8,403,713
Noble Midstream Partners LP	283,184	6,889,867
Western Midstream Partners, LP	2,609,241	60,116,913
		75,410,493

United States Natural Gas/Natural Gas Liquids Pipelines - 8.6% (1)
Energy Transfer LP	13,012,248	177,096,695
Enterprise Products Partners L.P.	5,452,432	155,448,836
EQM Midstream Partners LP	319,314	9,665,635
		342,211,166
United States Other - 0.1% (1)
Westlake Chemical Partners LP	205,381	4,345,862
United States Refined Product Pipelines - 8.8% (1)
Holly Energy Partners LP	1,134,309	30,569,628
Magellan Midstream Partners, L.P.	1,512,566	100,857,901
MPLX LP	4,565,029	127,409,959
Phillips 66 Partners LP	1,651,627	90,789,936
		349,627,424
Total Master Limited Partnerships
(Cost $902,624,909)		906,366,262

Short-Term Investment - 0.7% (1)
United States Investment Company - 0.7% (1)
Invesco Government & Agency Portfolio - Institutional Class, 2.02% (4)
(Cost $26,353,387)	26,353,387	26,353,387

Total Investments - 99.6% (1)
(Cost $4,040,549,312)		3,956,938,573
Other Assets in Excess of Liabilities, Net - 0.4% (1)		16,872,389
Total Net Assets - 100.0% (1)		$3,973,810,962

(1)	Calculated as a percentage of net assets.
(2)	Represents an affiliated company as defined by the Investment Company Act of 1940.
(3)	Non-income producing security.
(4)	Rate indicated is the current yield as of August 31, 2019.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of August 31, 2019:

	Level 1	Level 2	Level 3	Total
Common Stock	$3,024,218,924	$-	$-	$3,024,218,924
Master Limited Partnerships	906,366,262	-	-	906,366,262
Short-Term Investment	26,353,387	-	-	26,353,387
Total Investments	$3,956,938,573	$-	$-	$3,956,938,573

Refer to the Fund's Schedule of Investments for additional industry information.

Transaction with Affiliates- If the Fund's holding represents ownership of 5% or more of the voting securities of a company, the company is deemed to be an affiliate as defined by the 1940 Act. The Fund conducted transactions during the period ended August 31, 2019, with affiliated companies as so defined:

	Beginning Shares	Additions	Reductions	Ending Shares
Plains GP Holdings, L.P.	8,998,140	41,043	(676,427)	8,362,756
SemGroup Corporation	4,278,476	1,197,548	(303,900)	5,172,124

	Value as of August 31, 2019	Dividend Income	Return of Capital	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Plains GP Holdings, L.P.	$183,311,612	$-	$8,628,875	$3,029,836	$4,254,128
SemGroup Corporation	45,721,576	2,321,535	4,644,586	(15,580,066)	(16,270,441)

Schedule of Investments August 31, 2019 (unaudited)

Tortoise Select Opportunity Fund

	Shares	Fair Value
Common Stock - 94.0% (1)
United States Crude Oil Pipelines - 2.6% (1)
Plains GP Holdings, L.P.	25,242	$553,305
United States Natural Gas Gathering/Processing - 10.7% (1)
Rattler Midstream LP	25,333	463,847
Targa Resources Corp.	24,186	873,599
The Williams Companies, Inc.	40,635	958,986
		2,296,432
United States Natural Gas/Natural Gas Liquids Pipelines - 15.9% (1)
Cheniere Energy, Inc. (2)	24,734	1,476,867
Equitrans Midstream Corporation	38,118	514,212
Kinder Morgan, Inc.	32,364	656,018
ONEOK, Inc.	10,679	761,199
		3,408,296
United States Oil & Gas Production - 30.4% (1)
Chevron Corporation	11,798	1,388,860
ConocoPhillips	33,717	1,759,353
Diamondback Energy, Inc.	6,750	662,040
EOG Resources, Inc.	6,649	493,289
Noble Energy, Inc.	29,259	660,668
Parsley Energy, Inc.	25,526	457,171
Pioneer Natural Resources Company	3,561	439,499
WPX Energy Inc. (2)	60,721	653,358
		6,514,238
United States Oilfield Services - 1.5% (1)
Chart Industries, Inc. (2)	5,139	322,935
United States Power - 10.7% (1)
CMS Energy Corporation	3,679	231,961
NextEra Energy, Inc.	5,579	1,222,247
Sempra Energy	5,870	831,368
		2,285,576
United States Refining - 22.2% (1)
Delek US Holdings, Inc.	18,217	596,607
Marathon Petroleum Corporation	33,482	1,647,649
Phillips 66	10,800	1,065,204
Valero Energy Corporation	19,259	1,449,818
		4,759,278
Total Common Stock
(Cost $23,284,695)		20,140,060

Master Limited Partnerships - 5.1% (1)
United States Natural Gas/Natural Gas Liquids Pipelines - 5.1% (1)
Energy Transfer LP	47,199	642,378
Enterprise Products Partners L.P.	15,325	436,916
Total Master Limited Partnerships
(Cost $1,088,372)		1,079,294

Short-Term Investment - 0.7% (1)
United States Investment Company - 0.7% (1)
Invesco Government & Agency Portfolio - Institutional Class, 2.02% (3)
(Cost $148,479)	148,479	148,479

Total Investments - 99.8% (1)
(Cost $24,521,546)		21,367,833
Other Assets in Excess of Liabilities, Net - 0.2% (1)		49,102
Total Net Assets - 100.0% (1)		$21,416,935

(1)	Calculated as a percentage of net assets.
(2)	Non-income producing security.
(3)	Rate indicated is the current yield as of August 31, 2019.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of August 31, 2019:

	Level 1	Level 2	Level 3	Total
Common Stock	$20,140,060	$-	$-	$20,140,060
Master Limited Partnerships	1,079,294	-	-	1,079,294
Short-Term Investment	148,479	-	-	148,479
Total Investments	$21,367,833	$-	$-	$21,367,833

Refer to the Fund's Schedule of Investments for additional industry information.

Schedule of Investments August 31, 2019 (unaudited)

Tortoise North American Pipeline Fund

	Shares	Fair Value
Common Stock - 79.4% (1)
Canada Crude Oil Pipelines - 16.9% (1)
Enbridge Inc.	748,399	$25,041,430
Gibson Energy Inc.	160,537	2,775,696
Inter Pipeline Ltd.	451,420	8,232,295
Kinder Morgan Canada Limited	39,199	432,208
Pembina Pipeline Corporation	568,065	20,795,770
		57,277,399
Canada Local Distribution Company - 0.2% (1)
Valener Inc.	43,255	839,824
Canada Natural Gas/Natural Gas Liquids Pipelines - 10.8% (1)
AltaGas Ltd.	305,106	4,143,245
Keyera Corp.	234,853	5,667,588
TC Energy Corporation	522,937	26,795,292
		36,606,125
United States Crude Oil Pipelines - 1.3% (1)
Plains GP Holdings, L.P.	175,968	3,857,218
SemGroup Corporation	74,032	654,443
		4,511,661
United States Local Distribution Companies - 15.8% (1)
Atmos Energy Corporation	129,256	14,247,889
Chesapeake Utilities Corporation	17,998	1,702,251
New Jersey Resources Corporation	98,118	4,487,917
NiSource Inc.	411,867	12,170,670
Northwest Natural Holding Co.	32,525	2,320,984
ONE Gas, Inc.	57,870	5,301,471
South Jersey Industries, Inc.	102,185	3,304,663
Southwest Gas Corporation	58,460	5,333,306
Spire Inc.	56,107	4,763,484
		53,632,635
United States Natural Gas Gathering/Processing - 11.0% (1)
Antero Midstream Corp.	252,316	1,793,967
Archrock, Inc.	143,988	1,398,123
EnLink Midstream, LLC	285,366	2,265,806
Rattler Midstream LP	16,546	302,957
Targa Resources Corp.	256,915	9,279,770
The Williams Companies, Inc.	936,680	22,105,648
		37,146,271
United States Natural Gas/Natural Gas Liquids Pipelines - 23.3% (1)
Altus Midstream Co. (2)	65,031	150,222
Cheniere Energy, Inc. (2)	244,125	14,576,704
Equitrans Midstream Corp.	224,738	3,031,716
Kinder Morgan, Inc.	1,255,267	25,444,262
National Fuel Gas Company	95,179	4,448,666
ONEOK, Inc.	396,841	28,286,826
Tallgrass Energy LP	158,924	3,111,732
		79,050,128
United States Other - 0.1% (1)
New Fortress Energy LLC (2)	22,362	358,463
Total Common Stock
(Cost $249,635,449)		269,422,506

Master Limited Partnerships - 19.1% (1)
United States Crude Oil Pipelines - 2.0% (1)
BP Midstream Partners LP	17,568	261,060
Delek Logistics Partners LP	3,059	90,057
Genesis Energy, L.P.	46,945	973,639
PBF Logistics LP	13,291	276,453
Plains All American Pipeline, L.P.	189,674	4,064,714
Shell Midstream Partners, L.P.	53,576	1,029,195
USD Partners LP	4,203	44,510
		6,739,628
United States Natural Gas Gathering/Processing - 1.2% (1)
CNX Midstream Partners LP	9,838	139,208
DCP Midstream, LP	39,296	957,250
Enable Midstream Partners, LP	15,918	200,567
Hess Midstream Partners LP	5,723	108,680
Noble Midstream Partners LP	9,456	230,064
Oasis Midstream Partners LP	4,121	62,515
USA Compression Partners LP	12,368	209,638
Western Midstream Partners LP	88,742	2,044,616
		3,952,538
United States Natural Gas/Natural Gas Liquids Pipelines - 10.6% (1)
Cheniere Energy Partners, L.P.	18,203	797,837
Crestwood Equity Partners LP	21,073	770,429
Energy Transfer LP	1,032,680	14,054,775
Enterprise Products Partners L.P.	651,844	18,584,072
EQM Midstream Partners LP	28,306	856,823
TC PipeLines, LP	22,967	899,158
		35,963,094
United States Refined Product Pipelines - 5.3% (1)
Buckeye Partners, L.P.	66,939	2,746,507
CrossAmerica Partners LP	10,854	186,472
Global Partners LP	10,055	189,235
Holly Energy Partners, L.P.	19,726	531,616
Magellan Midstream Partners, L.P.	100,039	6,670,601
MPLX LP	168,066	4,690,722
NuStar Energy L.P.	39,135	1,075,430
Phillips 66 Partners LP	23,165	1,273,380
Sprague Resources LP	3,631	58,495
Sunoco LP	24,481	767,969
		18,190,427
Total Master Limited Partnerships
(Cost $62,342,135)		64,845,687

Short-Term Investment - 1.3% (1)
United States Investment Company - 1.3% (1)
Invesco Government & Agency Portfolio - Institutional Class, 2.02% (3)
(Cost $4,462,791)	4,462,791	4,462,791

Total Investments - 99.8% (1)
(Cost $316,440,375)		338,730,984
Other Assets in Excess of Liabilities, Net - 0.2% (1)		534,479
Total Net Assets - 100.0% (1)		$339,265,463

(1)	Calculated as a percentage of net assets.
(2)	Non-income producing security.
(3)	Rate indicated is the current yield as of August 31, 2019.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of August 31, 2019:

	Level 1	Level 2	Level 3	Total
Common Stock	$269,422,506	$-	$-	$269,422,506
Master Limited Partnerships	64,845,687	-	-	64,845,687
Short-Term Investment	4,462,791	-	-	4,462,791
Total Investments	$338,730,984	$-	$-	$338,730,984

Refer to the Fund's Schedule of Investments for additional industry information.

Schedule of Investments August 31, 2019 (unaudited)

Tortoise Global Water ESG Fund

	Shares	Fair Value
Common Stock - 99.1% (1)
Brazil Water Utilities - 3.1% (1)
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	15,034	$186,121
Finland Water Equipment/Services - 0.6% (1)
Uponor OYJ	3,291	33,963
France Water Infrastructure - 11.6% (1)
Suez	16,826	261,207
Veolia Environnement SA	18,557	443,591
		704,798
Hong Kong Water Equipment/Services - 0.7% (1)
China Lesso Group Holdings Ltd.	43,609	41,883
Hong Kong Water Infrastructure - 3.6% (1)
Beijing Enterprises Water Group Ltd.	333,445	175,220
China Water Affairs Group Limited	44,238	35,659
CT Environmental Group Limited (2)	113,060	4,903
		215,782
Japan Water Equipment/Services - 2.6% (1)
Kurita Water Industries Ltd.	5,768	150,016
NIHON TRIM Co., Ltd.	246	10,270
		160,286
Japan Water Infrastructure - 0.3% (1)
METAWATER Co. Ltd.	564	19,537
Netherlands Water Equipment/Services - 3.2% (1)
Aalberts Industries N.V.	5,185	195,802
Switzerland Water Equipment/Services - 11.8% (1)
Ferguson PLC	6,576	483,620
Georg Fischer AG	210	171,968
Sulzer AG	638	60,593
		716,181
Switzerland Water Management - 7.2% (1)
Geberit AG	953	433,388
United Kingdom Water Infrastructure - 15.8% (1)
Pennon Group Plc	23,442	215,414
Pentair PLC	6,694	240,449
Severn Trent Plc	8,970	226,043
United Utilities Group PLC	28,130	278,620
		960,526
United States Water Infrastructure - 16.4% (1)
Advanced Drainage Systems, Inc.	1,712	53,740
Aegion Corp. (3)	1,596	31,505
Franklin Electric Co., Inc.	2,286	104,813
Middlesex Water Company	825	50,358
Mueller Water Products, Inc.	8,840	92,466
Rexnord Corporation (3)	5,069	132,707
SJW Group	1,182	80,766
The York Water Company	654	24,420
Xylem, Inc.	5,533	423,883
		994,658

United States Water Management - 3.5% (1)
AquaVenture Holdings Limited (3)	662	11,704
Badger Meter, Inc.	1,550	79,949
Watts Water Technologies, Inc.	1,302	119,302
		210,955
United States Water Treatment - 0.7% (1)
Evoqua Water Technologies Corp. (3)	2,929	45,282
United States Water Utilities - 18.0% (1)
American States Water Company	1,778	164,518
American Water Works Co., Inc.	3,790	482,543
Aqua America Inc.	5,754	254,844
California Water Service Group	2,570	145,051
Connecticut Water Service, Inc.	598	41,944
		1,088,900
Total Common Stock
(Cost $5,597,604)		6,008,062

Short-Term Investment - 0.5% (1)
United States Investment Company - 0.5% (1)
Invesco Government & Agency Portfolio - Institutional Class, 2.02% (4)
(Cost $29,421)	29,421	29,421

Total Investments - 99.6% (1)
(Cost $5,627,025)		6,037,483
Other Assets in Excess of Liabilities, Net - 0.4% (1)		25,583
Total Net Assets - 100.0% (1)		$6,063,066

(1)	Calculated as a percentage of net assets.
(2)	Security considered illiquid and is categorized in Level 3 of the fair value hierarchy.
(3)	Non-income producing security.
(4)	Rate indicated is the current yield as of August 31, 2019.

ADR - American Depository Receopt

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of August 31, 2019:

	Level 1	Level 2	Level 3	Total
Common Stock	$6,003,159	$-	$4,903	$6,008,062
Short-Term Investment	29,421	-	-	29,421
Total Investments	$6,032,580	$-	$4,903	$6,037,483

Refer to the Fund's Schedule of Investments for additional industry information.

Investments
in
Securities
Balance as of 11/30/2018	$-
Accrued discounts/ premiums	-
Realized gain (loss)	-
Change in net unrealized appreciation (depreciation)	-
Net purchases (sales)	-
Transfers into and/or out of Level 3	4,903
Balance as of 8/31/2019	$4,903
Net unrealized depreciation of Level 3 Securities as of August 31, 2019	$(10,247)

Schedule of Investments August 31, 2019 (unaudited)

Tortoise Cloud Infrastructure Fund

	Shares	Fair Value
Common Stock - 95.1% (1)
France Cloud Systems - Services - 2.0% (1)
Atos SE	1,014	$76,762
Hong Kong Online Retail - 5.0% (1)
Alibaba Group Holding Limited - ADR (2)	1,119	195,859
Israel Cloud Security - 3.8% (1)
Check Point Software Technologies Ltd. (2)	1,270	136,779
Radware Ltd. (2)	423	10,342
		147,121
Netherlands Cloud Management Software - 1.5% (1)
InterXion Holding N.V. (2)	745	60,300
Netherlands Payments Fintech - 0.7% (1)
Elastic N.V. (2)	312	27,422
United States Cloud Hardware - 8.4% (1)
Cisco Systems, Inc.	3,205	150,026
j2 Global, Inc.	484	40,947
Juniper Networks, Inc.	3,574	82,774
NetScout Systems, Inc. (2)	729	16,147
Nutanix, Inc. (2)	1,504	36,442
		326,336
United States Cloud Management Software - 5.0% (1)
Box, Inc. (2)	1,483	21,696
Dropbox, Inc. (2)	2,041	36,534
NetApp, Inc.	2,590	124,476
Pivotal Software, Inc. (2)	822	12,256
		194,962
United States Cloud Security - 9.3% (1)
A10 Networks Inc. (2)	600	4,164
Carbon Black, Inc. (2)	474	12,371
Carbonite Inc. (2)	337	4,061
CommVault Systems, Inc. (2)	442	19,170
Fortinet, Inc. (2)	1,492	118,137
MobileIron, Inc. (2)	858	5,920
Okta, Inc. (2)	1,062	134,343
Qualys, Inc. (2)	346	27,548
Zscaler, Inc. (2)	576	39,594
		365,308
United States Cloud Systems - Services - 26.8% (1)
Akamai Technologies, Inc. (2)	1,648	146,886
Citrix Systems, Inc.	1,324	123,106
F5 Networks, Inc. (2)	618	79,555
Hewlett Packard Enterprise Company	12,664	175,017
International Business Machines Corporation	1,327	179,848
Oracle Corporation	3,339	173,829
SolarWinds Corporation (2)	546	9,293
Teradata Corporation (2)	1,167	36,025
VMware, Inc. (2)	780	110,323
Yext, Inc. (2)	834	13,152
		1,047,034

United States Cyber Security - 4.4% (1)
Splunk Inc. (2)	1,540	172,203
United States Data Center - Cloud Hosting - 13.9% (1)
CoreSite Realty Corporation	384	44,613
CyrusOne Inc.	1,191	87,491
Digital Realty Trust, Inc.	1,498	185,198
Equinix, Inc.	354	196,923
QTS Realty Trust Inc.	574	28,160
		542,385
United States Internet Advertising Portals - 5.0% (1)
Alphabet Inc. (2)	165	196,437
United States Licensing/Support - 4.8% (1)
Microsoft Corporation	1,360	187,490
United States Online Retail - 4.4% (1)
Amazon.com, Inc. (2)	96	170,524
United States Software and Services - 0.1% (1)
Fastly, Inc., Class A (2)	117	3,697
Total Common Stock
(Cost $3,735,566)		3,713,840

Short Term Investment - 4.8% (1)
United States Investment Company - 4.8% (1)
First American Government Obligations Fund, Class X, 2.03% (3)
(Cost $185,827)	185,827	185,827

Total Investments - 99.9% (1)
(Cost $3,921,393)		3,899,667
Other Assets in Excess of Liabilities, Net - 0.1% (1)		6,039
Total Net Assets - 100.0% (1)		$3,905,706

(1)	Calculated as a percentage of net assets.
(2)	Non-income producing security.
(3)	Rate indicated is the current yield as of August 31, 2019.

ADR - American Depository Receipt

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of August 31, 2019:

	Level 1	Level 2	Level 3	Total
Common Stock	$3,713,840	$-	$-	$3,713,840
Short-Term Investment	185,827	-	-	185,827
Total Investments	$3,899,667	$-	$-	$3,899,667

Refer to the Fund's Schedule of Investments for additional industry information.

Schedule of Investments August 31, 2019 (unaudited)

Tortoise Digital Payments Infrastructure Fund

	Shares	Fair Value
Common Stock - 99.2% (1)
Australia Electronic Transaction Processing - 1.1% (1)
Afterpay Touch Group Limited (2)	3,344	$69,768
Australia Payments Fintech - 0.3% (1)
Iress Limited	2,296	19,328
Brazil Electronic Transaction Processing - 3.8% (1)
Pagseguro Digital Ltd. (2)	3,426	171,163
StoneCo Ltd. (2)	2,254	67,800
		238,963
France Electronic Transaction Processing - 2.0% (1)
Ingenico Group	1,281	126,991
Germany Electronic Transaction Processing - 4.1% (1)
Wirecard AG	1,609	256,590
Hong Kong Credit Card Issuer - 0.3% (1)
China Youzan Limited (2)	245,333	15,958
Hong Kong Merchant Payment Products/Services - 0.2% (1)
Huifu Payment Limited (2)	15,253	6,536
PAX Global Technology Ltd.	14,345	6,404
		12,940
Japan Credit Card Issuer - 1.2% (1)
AEON Financial Service Co. Ltd.	2,225	32,589
Credit Saison Co., Ltd.	3,233	35,971
Orient Corporation	7,190	9,069
		77,629
Japan Electronic Transaction Processing - 1.0% (1)
GMO Payment Gateway, Inc.	800	61,976
Netherlands Electronic Transaction Processing - 2.7% (1)
Adyen N.V. (2)	232	167,980
New Zealand Electronic Transaction Processing - 0.0% (1)
Pushpay Holdings Limited (2)	1,330	2,556
United Kingdom Credit Card Issuer - 0.4% (1)
Provident Financial plc	4,916	24,125
United Kingdom Software and Services - 1.1% (1)
Network International Holdings PLC (2)	9,383	68,617
United States Credit Card Networks - 17.8% (1)
American Express Company	2,202	265,055
Discover Financial Services	3,453	276,137
Mastercard, Inc.	1,017	286,153
Visa Inc.	1,565	282,983
		1,110,328
United States Electronic Payment Processing/Management - 2.0% (1)
ACI Worldwide, Inc. (2)	2,170	64,623
Bottomline Technologies (de), Inc. (2)	833	34,353
Zuora, Inc. (2)	1,621	24,396
		123,372
United States Electronic Transaction Processing - 41.6% (1)
Cass Information Systems, Inc.	256	12,954
CSG Systems International, Inc.	636	34,268
EVERTEC, Inc.	1,165	40,612
Evo Payments, Inc. (2)	632	18,758
Fidelity National Information Services, Inc.	4,260	580,297
Fiserv, Inc. (2)	6,042	646,131
FleetCor Technologies Inc. (2)	1,001	298,698
Green Dot Corporation (2)	953	29,143
PayPal Holdings, Inc. (2)	2,346	255,831
QIWI plc - ADR	922	22,405
Total System Services, Inc.	2,109	283,070
Western Union Company	8,620	190,674
WEX Inc. (2)	909	185,936
		2,598,777

United States Financial Services Market Place - 0.7% (1)
GreenSky, Inc. (2)	909	6,181
LendingClub Corporation (2)	1,816	23,771
Yirendai Ltd. - ADR (2)	1,204	11,450
		41,402
United States Merchant Payment Products/Services - 12.0% (1)
Euronet Worldwide, Inc. (2)	1,009	154,518
Global Payments Inc.	1,689	280,340
NCR Corporation (2)	2,388	75,246
Square, Inc. (2)	3,812	235,734
		745,838
United States Payments Fintech - 6.9% (1)
DocuSign, Inc. (2)	2,478	115,698
Jack Henry & Associates, Inc.	1,558	225,848
OneSpan Inc. (2)	628	8,478
Q2 Holdings, Inc. (2)	889	79,965
		429,989
Total Common Stock
(Cost $5,463,490)		6,193,127

Short Term Investment - 0.7% (1)
United States Investment Company - 0.7% (1)
First American Government Obligations Fund, Class X, 2.03% (3)
(Cost $42,807)	42,807	42,807

Total Investments - 99.9% (1)
(Cost $5,506,297)		6,235,934
Other Assets in Excess of Liabilities, Net - 0.1% (1)		4,358
Total Net Assets - 100.0% (1)		$6,240,292

(1)	Calculated as a percentage of net assets.
(2)	Non-income producing security.
(3)	Rate indicated is the current yield as of August 31, 2019.

ADR - American Depository Receopt

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of August 31, 2019:

	Level 1	Level 2	Level 3	Total
Common Stock	$6,193,127	$-	$-	$6,193,127
Short-Term Investment	42,807	-	-	42,807
Total Investments	$6,235,934	$-	$-	$6,235,934

Refer to the Fund's Schedule of Investments for additional industry information.